Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-22	30/360 Days	30	Collection Period Start	1-Nov-22
Distribution Date	15-Dec-22	Actual/360 Days	30	Collection Period End	30-Nov-22
				Prior Month Settlement Date	15-Nov-22
				Current Month Settlement Date	15-Dec-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	48,485,585.53	0.00	0.000000
Yield Supplement Overcollaterization		87,155,232.17	857,271.33	0.00
Total Adjusted Pool Balance		1,041,669,415.04	47,628,314.20	0.00
Total Adjusted Securities		1,041,669,415.04	47,628,314.20	0.00	0.000000
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	0.00	0.00	0.000000
Class A-2b Notes	3.97529%	75,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	3.06000%	347,500,000.00	0.00	0.00	0.000000
Class A-4 Notes	3.16000%	80,000,000.00	5,958,899.16	0.00	0.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	5,958,899.16	15,691.77	74.4862395	0.1961471
Certificates	41,669,415.04	0.00	—	—

Total Securities	47,628,314.20	15,691.77

I. COLLECTIONS

Interest:
Interest Collections				99,850.16
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				99,850.16
Principal:
Principal Collections				6,281,133.57
Repurchased Loan Proceeds Related to Principal				42,163,364.90

Total Principal Collections				48,444,498.47
Recoveries of Defaulted Receivables				61,604.16

Total Collections				48,605,952.79

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			12,558	47,628,314.20
Total Principal Payment				47,628,314.20

			—	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	48,605,952.79
Reserve Account Draw	2,604,173.54
Total Available for Distribution	51,210,126.33
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	40,404.65
Servicing Fee Paid	40,404.65
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	15,691.77
Class A-4 Notes Monthly Interest Paid	15,691.77
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		15,691.77
Total Note Monthly Interest Paid		15,691.77
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		51,154,029.91
4. Total Monthly Principal Paid on the Notes		5,958,899.16
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		5,958,899.16
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		41,669,415.04
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		41,669,415.04
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,525,715.71
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,525,715.71

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.55%
Weighted Average Remaining Maturity		10.97

	Amount	Number
Principal on Defaulted Receivables	41,087.06	5
Principal Recoveries of Defaulted Receivables	61,604.16

Monthly Net Losses	(20,517.10)
Pool Balance at Beginning of Collection Period	48,485,585.53
Net Loss Ratio for Third Preceding Collection Period	0.11%
Net Loss Ratio for Second Preceding Collection Period	-0.69%
Net Loss Ratio for Preceding Collection Period	-1.17%
Net Loss Ratio for Current Collection Period	-0.51%
Four-Month Average Net Loss Ratio	-0.56%
Cumulative Net Losses for all Periods	8,623,420.08

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	640,237.00	101	0.00%
61-90 Days Delinquent	72,629.47	15	0.00%
91-120 Days Delinquent	6,774.33	1	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	719,640.80	117	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.13%
Delinquency Ratio for Preceding Collection Period	0.24%	0.14%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.17%	0.10%
60 Day Delinquent Receivables	84,275.45
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	331,466.95
Number of Extensions	47

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO